Performance Stock Units Fair Value Assumptions (Detail) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Baxter volatility	19.00%	20.00%	19.00%
Peer group volatility
Peer group volatility minimum	16.00%	17.00%	16.00%
Peer group volatility maximum	54.00%	51.00%	38.00%
Correlation of returns
Correlation of returns minimum	0.19	0.22	0.24
Correlation of returns maximum	0.58	0.73	0.55
Risk-free interest rate	1.60%	1.00%	1.10%
Fair value per PSU	$ 69	$ 51	$ 46